UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440

Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, California        May 15, 2007
------------------------         ----------------------       ------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      84

Form 13F Information Table Value Total:      471,170
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-10801       JLF Offshore Fund, Ltd.
2.   28-11901       JLF Partners I, L.P.
     -------        --------------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                           March 31, 2007
COLUMN 1                                  COLUMN  2    COLUMN 3  COLUMN 4  COLUMN 5        COLUMN 6       COLUMN 7    COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                          Security                Market               SH/  PUT/  INVSMNT  OTHR    Voting Authority
Security                                   Type         Cusip     Value    Quantity    PRN  CALL  DISCRTN  MNGRS  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Asia Automotive Acqu Corp                   COM         04519K101     917    120,300   SH         Defined   1, 2  Sole
Asia Automotive Acqu Corp 1 Un              COM         04519K200   4,809    500,900   SH         Defined   1, 2  Sole
Asia Automotive Acqu Corp Warrants          COM         04519K119      41     20,000   SH         Defined   1, 2  Sole
Ardent Acquisition Corporation              COM         03979E100   4,814  1,106,750   SH         Defined   1, 2  Sole
AMTRUST FINANCIAL SERVICES I                COM         032359309  15,763  1,492,724   SH         Defined   1, 2  Sole
AMERISAFE INC                               COM         03071H100   3,391    179,892   SH         Defined   1, 2  Sole
ALPHA PRO TECH LTD                          COM         020772109     438    138,540   SH         Defined   1, 2  Sole
ALLEGHENY TECHNOLOGIES INC                  COM         01741R102   9,069     85,000   SH         Defined   1, 2  Sole
BEST BUY INC                                COM         086516101  12,126    248,901   SH         Defined   1, 2  Sole
BJS WHOLESALE CLUB INC                      COM         05548J106   2,331     68,900   SH         Defined   1, 2  Sole
BON-TON STORES INC                          COM         09776J101   1,811     32,197   SH         Defined   1, 2  Sole
BLUEPHOENIX SOLUTIONS LTD                   SHS         M20157109   3,724    547,593   SH         Defined   1, 2  Sole
BUFFALO WILD WINGS INC                      COM         119848109   9,926    155,828   SH         Defined   1, 2  Sole
CSK AUTO CORP                               COM         125965103   4,511    262,247   SH         Defined   1, 2  Sole
CHRISTOPHER & BANKS CORP                    COM         171046105   7,917    406,600   SH         Defined   1, 2  Sole
China Fire & Security Group Inc             COM         16938R103     438     88,350   SH         Defined   1, 2  Sole
ChinaGrowth North Acquisition Corporation   COM         G21116101   3,485    425,000   SH         Defined   1, 2  Sole
ChinaGrowth South Acquisition Corporation   COM         G21117125   3,485    425,000   SH         Defined   1, 2  Sole
CMET Finance Holdings, Inc                  COM         189758105     369     23,000   SH         Defined   1, 2  Sole
Chardan North China Acqtn Corp              COM         15956A109  11,153  1,408,223   SH         Defined   1, 2  Sole
Wts/Chardan North China Acquis              COM         15956A117   4,464  1,539,400   SH         Defined   1, 2  Sole
Concept Ventures Corporation                COM         20600X109   7,009  1,401,869   SH         Defined   1, 2  Sole
China Public Security Technology            COM         16942F103   8,338  1,042,203   SH         Defined   1, 2  Sole
CommercePlanet, Inc.                        COM         20084U100   5,255  3,037,500   SH         Defined   1, 2  Sole
CARTER INC                                  COM         146229109   6,144    242,457   SH         Defined   1, 2  Sole
Chardan South China Acquisition Corp        COM         15956C105   1,634    273,284   SH         Defined   1, 2  Sole
Chardan South China Acqstn Cor              COM         15956C204   5,973    660,050   SH         Defined   1, 2  Sole
China Security & Surveillance Technology    COM         16942J105  25,257  1,544,762   SH         Defined   1, 2  Sole
COLDWATER CREEK INC                         COM         193068103   8,226    405,600   SH         Defined   1, 2  Sole
China Expert Technology, Inc.               COM         16938D104  30,416  6,471,692   SH         Defined   1, 2  Sole
DARLING INTL INC                            COM         237266101  17,995  2,768,458   SH         Defined   1, 2  Sole
BAUER EDDIE HLDGS INC                       COM         071625107     650     57,200   SH         Defined   1, 2  Sole
E COM VENTURES INC                          COM NEW     26830K205  16,313    588,904   SH         Defined   1, 2  Sole
ENDEAVOR ACQUISITION CORP                   COM         292577103   8,429    776,877   SH         Defined   1, 2  Sole
FULL HOUSE RESORTS INC                      COM         359678109   4,807  1,268,400   SH         Defined   1, 2  Sole
G-III APPAREL GROUP LTD                     COM         36237H101   3,655    191,884   SH         Defined   1, 2  Sole
GRILL CONCEPTS INC                          COM NEW     398502203   2,316    258,201   SH         Defined   1, 2  Sole
HILL INTERNATIONAL INC                      COM         431466101   1,686    236,867   SH         Defined   1, 2  Sole
HOT TOPIC INC                               COM         441339108     712     64,129   SH         Defined   1, 2  Sole
INPHONIC INC                                COM         45772G105   7,254    665,549   SH         Defined   1, 2  Sole
I.C. Isaacs & Company Inc Cmn               COM         464192103   3,138  1,530,750   SH         Defined   1, 2  Sole
JO-ANN STORES INC                           COM         47758P307   7,378    270,734   SH         Defined   1, 2  Sole
PENNEY J C INC                              COM         708160106   5,414     65,900   SH         Defined   1, 2  Sole
Jaguar Acquisition Corporation              COM         470084203   3,866    493,750   SH         Defined   1, 2  Sole
NORDSTROM INC                               COM         655664100   3,071     58,010   SH         Defined   1, 2  Sole
MIDDLEBY CORP                               COM         596278101   3,006     22,800   SH         Defined   1, 2  Sole
NEXCEN BRANDS INC                           COM         653351106     959     96,681   SH         Defined   1, 2  Sole
Nano Proprietary Inc Cmn                    COM         63007x108   4,253  1,680,901   SH         Defined   1, 2  Sole
NESS TECHNOLOGIES INC                       COM         64104X108   1,655    129,500   SH         Defined   1, 2  Sole
NUTRI SYS INC NEW                           COM         67069D108  11,986    228,700   SH         Defined   1, 2  Sole
TURBOCHEF TECHNOLOGIES INC                  COM NEW     900006206  12,049    791,671   SH         Defined   1, 2  Sole
PEP BOYS MANNY MOE & JACK                   COM         713278109     347     18,200   SH         Defined   1, 2  Sole
Pantheon China Acquisition Corporation      COM         698659208   2,599    385,000   SH         Defined   1, 2  Sole
PRICESMART INC                              COM         741511109     333     21,673   SH         Defined   1, 2  Sole
PACIFIC SUNWEAR CALIF INC                   COM         694873100   3,745    179,800   SH         Defined   1, 2  Sole
VCG HLDG CORP                               COM         91821K101   6,955    735,160   SH         Defined   1, 2  Sole
VCG HLDG CORP                               COM         91821K101   7,568    800,000   SH         Defined   1, 2  Sole
Restaurant Acquisition Partners, Inc.       COM         761250208   3,040    475,000   SH         Defined   1, 2  Sole
RICKS CABARET INTL INC                      COM         765641303   2,098    209,833   SH         Defined   1, 2  Sole
Rhapsody Acquisition Corporation            COM         762014207     853     98,000   SH         Defined   1, 2  Sole
Shengda Tech Inc                            COM         823213103   1,242    310,460   SH         Defined   1, 2  Sole
Shengda Tech Inc                            COM         823213103   9,189  2,297,193   SH         Defined   1, 2  Sole
SAKS INC                                    COM         79377w108   1,859     89,200   SH         Defined   1, 2  Sole
SKECHERS U S A INC                          CL A        830566105  24,636    733,868   SH         Defined   1, 2  Sole
STEIN MART INC                              COM         858375108   3,390    207,748   SH         Defined   1, 2  Sole
Sinoenergy Corp                             COM         82935B103   7,887  3,885,000   SH         Defined   1, 2  Sole
SPARTAN MTRS INC                            COM         846819100   5,239    225,712   SH         Defined   1, 2  Sole
SUMMER INFANT INC                           COM         865646103   5,179  1,035,700   SH         Defined   1, 2  Sole
SILVERLEAF RESORTS INC                      COM         828395103   4,955  1,065,486   SH         Defined   1, 2  Sole
TWEEN BRANDS INC                            COM         901166108   3,061     85,700   SH         Defined   1, 2  Sole
UNITED STATIONERS INC                       COM         913004107  16,806    280,471   SH         Defined   1, 2  Sole
VERI TEK INTL CORP                          COM         92342x101   5,400    814,475   SH         Defined   1, 2  Sole
VERI TEK INTL CORP                          COM         92342x101   8,155  1,230,000   SH         Defined   1, 2  Sole
WILLDAN GROUP INC                           COM         96924N100     938     99,888   SH         Defined   1, 2  Sole
XENONICS HLDGS INC                          COM         984117101     399    189,319   SH         Defined   1, 2  Sole
QUIKSILVER INC                              COM         74838C106   2,004    172,800   SH         Defined   1, 2  Sole
Indust. Enterprises Conv. Bond - 7/26/08    CONVERTIBLE
                                            PREFERRED   45699ACZ9  10,958  2,993,000   PRN        Defined   1, 2  Sole
Concept Ventures Exp 2/2010 Strike 2.78 WT  WARRANTS    206990657     763    280,373   PRN        Defined   1, 2  Sole
Emrise Corp Warrants 1.73 exp 1-3-10        WARRANTS    292991965     193    700,000   PRN        Defined   1, 2  Sole
Genius Products Warrants 2.56 exp 3-7-10    WARRANTS    372991497     413    379,747   PRN        Defined   1, 2  Sole
Genius Products Warrants 2.78 exp 3-7-10    WARRANTS    372991513     376    379,747   PRN        Defined   1, 2  Sole
Ind. Enterprise of Amer.wts .34 exp 12509   WARRANTS    456992684   4,931  1,388,890   PRN        Defined   1, 2  Sole
Veri-Tek Int'l Wts Exp 11/2011 Stke 4.05    WARRANTS    923991210     929    246,000   PRN        Defined   1, 2  Sole
Veri-Tek Int'l Wts Exp 11/2011 Stke 4.25    WARRANTS    923991228     904    246,000   PRN        Defined   1, 2  Sole

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